Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,727)	$ (3,673)	$ (39,343)	$ (3,673)
Accumulated deficit	$ (36,690,464)	$ (36,651,121)	$ (36,690,464)	$ (36,651,121)